SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT [Abstract]
SHORT-TERM BANK CREDIT
NOTE 11:-	SHORT-TERM BANK CREDIT

As part of the acquisition of THB (see also Note 1b7), the Company assumed THB's short-term bank credit lines. The credit lines were obtained at an average interest rate of 3.0%. During February 2011, the Company repaid the entire amounts under THB's credit lines.

During December 2011, RBT obtained a line of credit of up to $2,000 that bears interest at LIBOR plus 2.3%. As of December 31, 2011, RBT utilized a total of $1,082 of this line of credit. During June 2012, the Company repaid the entire amounts under RBT's line of credit.